Revenue Recognition (Details) - Schedule of amounts relate to discontinued operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenues		$ 1,130,504		$ 781,455
Medical retail [Member]
Disaggregation of Revenue [Line Items]
Total revenues		1,130,504		11,200
Medical wholesale [Member]
Disaggregation of Revenue [Line Items]
Total revenues		556,310		700
Recreational wholesale [Member]
Disaggregation of Revenue [Line Items]
Total revenues		$ 9,010		$ 769,555